Costs and expenses by nature (Tables)	12 Months Ended
Jun. 30, 2025
Costs and expenses by nature
Schedule of Costs and Expenses by Nature

The breakdown of costs and expenses by nature is as follows:

	2025	2024	2023

Cost of inventory (i)	4,828,921	6,871,623	6,848,792
Cost of grains	655,852	1,045,788	670,613
Personnel expenses	583,425	597,759	657,965
Maintenance of the units	45,040	45,720	34,396
Consulting, legal and other services	111,492	116,040	118,610
Freight on sales	112,450	124,879	57,650
Commissions	80,196	79,278	52,040
Storage	9,558	18,494	7,613
Travel	24,235	33,149	33,543
Depreciation	22,383	20,481	16,408
Amortization of intangibles	51,696	69,764	67,928
Impairment losses on assets	848,199	—	—
Amortization of right-of-use assets	86,165	88,734	56,236
Taxes and fees	32,854	25,253	32,266
Short term rentals	18,704	12,146	22,365
Business events	6,447	7,051	9,333
Marketing and advertising	10,356	15,675	14,631
Insurance	10,945	6,890	7,679
Utilities	14,179	13,836	22,302
Allowance for expected credit losses	277,402	85,824	36,769
Losses and damage of inventories	100,626	45,969	19,127
Fuels and lubricants	30,381	31,556	29,527
Other administrative expenditures	82,399	63,497	28,941

Total	8,043,905	9,419,406	8,844,734

Classified as:
Cost of goods sold	5,610,891	8,054,807	7,616,606
Sales, general and administrative expenses	2,433,014	1,364,599	1,228,128

(i)       Includes the fair value of inventory sold from acquired companies, in the amounts of R$979 and R$26,914 respectively for the years ended June 30, 2024 and 2023.